BUSINESS ACQUISITIONS - LaderaTech Pro Forma (Details) - LaderaTech, Inc - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Pro forma net sales	$ 339,579	$ 239,418
Pro forma net income (loss)	$ 23,815	$ (42,335)